File No. 333-126088


                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549-1004

                                 POST-EFFECTIVE
                                AMENDMENT NO. 5


                                       TO

                                    FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                                    FT 1011
              CONVERTIBLE & INCOME CLOSED-END PORTFOLIO, SERIES 3
           STRATEGIC INCOME ADVANTAGE CLOSED-END PORTFOLIO, SERIES 2
                STRATEGIC INCOME CLOSED-END PORTFOLIO, SERIES 7
                             (Exact Name of Trust)

                          FIRST TRUST PORTFOLIOS L.P.
                           (Exact Name of Depositor)

                             120 East Liberty Drive

                                   Suite 400
                            Wheaton, Illinois 60187

         (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS L.P.       CHAPMAN AND CUTLER LLP
          Attn: James A. Bowen              Attn: Eric F. Fess
          120 East Liberty Drive            111 West Monroe Street
          Suite 400                         Chicago, Illinois  60603
          Wheaton, Illinois  60187

               (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:           immediately upon filing pursuant to paragraph (b)
:__X_:           October 29, 2010
:____:           60 days after filing pursuant to paragraph (a)
:____:           on (date) pursuant to paragraph (a) of rule (485 or 486)

                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                           OF REGISTRATION STATEMENT



     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                                     The facing sheet

                                     The purpose of the Amendment

                                     The signatures


                          THE PURPOSE OF THE AMENDMENT

     The purpose of this amendment is to terminate the declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 1011 are no longer being offered for sale in the secondary market. A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 1011, CONVERTIBLE & INCOME CLOSED-END PORTFOLIO, SERIES 3, STRATEGIC INCOME ADVANTAGE CLOSED-END PORTFOLIO, SERIES 2, and STRATEGIC INCOME CLOSED-END PORTFOLIO, SERIES 7, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on October 29, 2010.

                      FT 1011

                      CONVERTIBLE & INCOME CLOSED-END PORTFOLIO, SERIES 3 STRATEGIC INCOME ADVANTAGE CLOSED-END PORTFOLIO, SERIES 2 STRATEGIC INCOME CLOSED-END PORTFOLIO, SERIES 7 (Registrant)

                 By:  FIRST TRUST PORTFOLIOS L.P.
                      (Depositor)


                 By:  Jason T. Henry
                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:


    NAME                     TITLE*                           DATE

James A. Bowen               Director                      )
                             of The Charger                )
                             Corporation, the              )  October 29, 2010
                             General Partner of            )
                             First Trust                   )
                             Portfolios L.P.               )
                                                           )
                                                           )
                                                           )
                                                           )  Jason T. Henry
                                                           )  Attorney-in-Fact**
                                                           )
                                                           )
                                                           )

    * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

    ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with Amendment No. 2 to Form S-6 of FT 2669 (File No. 333-169625) and the same is hereby incorporated herein by this reference.